Income Taxes (10K) (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities at December 31 consist of the following:

	2014	2013
Deferred tax assets:
Net operating loss carry-forwards	$23,114	$27,266
Credit carry-forwards	—	137
Accruals and reserves	141
Deferred revenue	382	224
Intangibles	273	1,046
Other, net	—	373
Fixed Assets	894	—
Gross tax assets	24,804	29,046
Valuation allowance	(24,804)	(29,046)
Net deferred tax assets	$—	$—

Schedule of components of income tax expense (benefit)

The Company’s provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate to loss before taxes as follows for the years ended December 31, 2014 and December 31, 2013:

	2014	2013
Income tax benefit at the federal statutory rate	$(1,364)	$(2,668)
State income tax benefit	(233)	(458)
Credits	—	—
Prior year true up to return	5,758	1,416
Permanent items and other	81	1,391
Change in valuation allowance	(4,242)	319
Income tax expense	$—	$—